As filed with the Securities and Exchange Commission on October 16, 2002
                                                      1933 Act File No. 2-50409
                                                      1940 Act File No. 811-2464

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                -----------------

                                    FORM N-1A
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 46

                                       AND
                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 39


                             MFS(R) SERIES TRUST IX
                   (formerly known as MFS Fixed Income Trust)
               (Exact Name of Registrant as Specified in Charter)

                500 Boylston, Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, Including Area Code: 617-954-5000
           Stephen E. Cavan, Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                  Approximate Date of Proposed Public Offering:
  It is proposed that this filing will become effective (check appropriate box)


|_| immediately upon filing pursuant to paragraph (b)
|_| on [date] pursuant to paragraph (b)
|_| 60 days after filing pursuant to paragraph (a)(i)
|X| on December 15, 2002 pursuant to paragraph (a)(i)
|_| 75 days after filing pursuant to paragraph (a)(ii)
|_| on [date] pursuant to paragraph (a)(ii) of rule 485.


If appropriate, check the following box:
|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

================================================================================

                                MFS(R) BOND FUND

           Supplement dated January 1, 2003 to the Current Prospectus

This Supplement describes the fund's class R shares, and it supplements certain information in the fund's current Prospectus. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.

Class R shares are primarily offered to certain retirement plans as described under the caption "Description of Share Classes" below.


1.   RISK RETURN SUMMARY

     Performance Table. The "Performance Table" is intended to indicate some of the risks of investing in the fund by showing changes in the fund's performance over time. Because class R shares are being initially offered for sale on January 1, 2003, class R shares do not yet have a performance record to report.

2.   EXPENSE SUMMARY

     Expense Table. This table describes the fees and expenses that you may pay when you buy, redeem and hold shares of the fund.

     Shareholder Fees (fees paid directly from your investment):
                                                                        Class R
     Maximum Sales Charge (Load) Imposed on Purchases
         (as a percentage of offering price)...........................   0.00%
     Maximum Deferred Sales Charge (load) (as a percentage
         of original purchase price or redemption proceeds,
         whichever is less)............................................   0.00%

     Annual  Fund  Operating  Expenses  (expenses  that are  deducted  from fund assets):
     Management Fees...................................................   0.39%
     Distribution and Service (12b-1) Fees(1)..........................   0.50%
     Other Expenses(2).................................................   0.25%
                                                                          -----
     Total Annual Fund Operating Expenses(2)...........................   1.14%
--------------------

(1) The fund adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class R shares and the services provided to you by your financial intermediary (referred to as distribution and service fees). See "Description of Share Classes - Distribution and Service Fees" below.

(2) "Other Expenses" are estimated for the fund's current fiscal year. The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. The fund may also enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the fund's expenses). Any such fee reductions are not reflected in the table. Had these expense reductions been taken into account, "Total Annual Fund Operating Expenses" for class R shares would be estimated to be 1.12%.

Example of Expenses
These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The examples assume that:

     o you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods;

     o your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o    the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:


         Share Class                    Year 1                Year 3

         Class R shares                 $116                  $362


3.   DESCRIPTION OF SHARE CLASSES

In addition to the fund's other share classes, the fund commenced offering class R shares on or about January 1, 2003. Class R shares are generally available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans (eligible retirement plans). Where MFS (or one of its affiliates) is responsible for providing participant recordkeeping services for the eligible retirement plan, the plan will be eligible to purchase class R shares if it meets certain asset thresholds established and disclosed to the plan sponsor by MFS. Class R shares are not generally available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and 529 tuition programs.

Distribution and Service Fees
The fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class R shares, and the services provided to you by your financial intermediary. These annual distribution and service fees may equal up to 0.50% (0.25% distribution fee and 0.25% service fee) for class R shares, and are paid out of the assets of class R shares. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sale charges.


4.   HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

The description of how to purchase, exchange and redeem shares, together with the description of other related considerations, in the fund's Prospectus applies equally to class R shares.

How to Purchase Shares - Initial Purchase
The second paragraph in this section of the fund's Prospectus is amended to delete the following sentence: "Class C shares are not available for purchase by any retirement plan qualified under Section 401(a) or 403(b) of the Internal Revenue Code if the plan or its sponsor subscribes to certain recordkeeping services made available by MFSC, such as the MFS Corporate Plan Services 401(k) Plan."

How to Exchange Shares
Class R shares of the fund may be exchanged for class R shares of any other MFS fund offering class R shares, and may be exchanged for shares of the MFS Money Market Fund and MFS Fixed Fund (subject to any limitation applicable to the purchase of these Funds' shares as disclosed in their prospectuses).

5.   INVESTOR SERVICES AND PROGRAMS

The description of investor services and programs in the Prospectus applies equally to class R shares.


6.   FINANCIAL HIGHLIGHTS

Because class R shares are initially being offered for sale on or about January 1, 2003, class R shares do not have financial highlights to report.

The Prospectus and Statement of Additional Information, each dated September 1, 2002, and the Statement of Additional Information - Part II, dated September 1, 2002, of the Registrant is hereby incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission via EDGAR on August 28, 2002.

                               MFS SERIES TRUST IX

                                  On behalf of

                                MFS(R) BOND FUND
                                     PART C


Item 23.  Exhibits

          1    (a) Amended and Restated  Declaration of Trust,  dated January 1,
                   2002. (15)

               (b) Amendment, dated April 18, 2002, to the Amended and Restated
                   Declaration of Trust - Designation of New Classes. (15)

               (c) Amendment, dated April 30, 2002, to the Amended and Restated
                   Declaration of Trust - Terminating MFS High Quality Bond Fund. (15)


               (d) Amendment,  dated  September  19,  2002,  to the Amended and
                   Restated Declaration of Trust to establish MFS Research Bond Fund J as a new series; filed herewith.

               (e) Form of Amendment to the Amended and Restated Declaration of
                   Trust - Designation of New Class R Shares; filed herewith.

          2 Amended and Restated By-Laws, dated January 1, 2002, as revised September 18, 2002; filed herewith.


          3        Form of Share Certificate for Classes of Shares. (4)


          4    (a) Investment Advisory Agreement for the Trust, dated January 1,
                   2002. (15)

               (b) Form  of  Exhibits  as  revised  October  17,  2002  to  the
                   Investment Advisory Agreement dated January 1, 2002; filed herewith.


          5    (a) Distribution Agreement, dated January 1, 1995. (3)

               (b) Dealer  Agreement  between  MFS  Fund   Distributors,   Inc.
                   ("MFD"), and a dealer, and the Mutual Fund Agreement between MFD and a bank, effective April 6, 2001. (11)

          6    (a) Retirement  Plan  for  Non-Interested  Person  Trustees,  as
                   amended and restated February 17, 1999. (8)

               (b) Amendment,  dated  July 1,  2002,  to  Retirement  Plan  for
                   Non-Interested Person Trustees. (1)

               (c) Retirement Benefit Deferral Plan dated July 1, 2002. (1)


          7    (a) Master Custodian Contract between Registrant and State Street
                   Bank and Trust Company dated July 2, 2001. (13)


               (b) Global  Custody  Agreement,  dated July 2, 2001,  with Chase
                   Manhattan Bank. (13)


               (c) Exhibit  A,  revised   September  30,  2002  to  the  Master
                   Custodian Contract and the Global Custody Agreement; filed herewith.

               (d) Amendment No. 1, dated  September 30, 2002, to the Custodian
                   Agreement between Registrant and State Street Bank and Trust Company; filed herewith.


          8    (a) Shareholder   Servicing  Agreement  between  Registrant  and
                   Massachusetts Financial Service Center dated December 2, 1985. (3)

               (b) Amendment to Shareholder  Servicing Agent  Agreement,  dated
                   April 1, 1999 to amend fee schedule. (7)

               (c) Exchange Privilege Agreement dated July 30, 1997. (5)

               (d) Dividend  Disbursing  Agency  Agreement  among MFS Funds and
                   State Street Bank and Trust Company, dated February 1, 1986.
                   (2)

               (e) Master  Administrative  Services  Agreement  dated  March 1,
                   1997, as amended and restated April 1, 1999. (6)

               (f) Exhibit  A,  as  revised  May 1,  2002  to the  Amended  and
                   Restated Master Administrative Services Agreement. (12)

          9    (a) Opinion  and  Consent  of Counsel  updated  to  include  MFS
                   Research Bond Fund J, dated July 31, 2002. (1)

               (b) Legal  Opinion  Consent,   dated  October  15,  2002;  filed
                   herewith.

          10   (a) Consent of Auditors  Deloitte & Touche LLP for MFS Bond Fund,
                   MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Intermediate Investment Grade Bond Fund and MFS Research Bond Fund. (16)

               (b) Consent  of  Auditors  Ernst  & Young  LLP for MFS  Emerging
                   Opportunities Fund and MFS Large Cap Value Fund. (16)


          11       Not Applicable.

          12       Not Applicable.


          13 Form of Master Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective January 1, 1997, as amended and restated October 16, 2002; filed herewith.


          14       Not Applicable.


          15 Form of Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, as amended and restated October 16, 2002; filed herewith.


          16 Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. (10)

          Power of  Attorney,  dated  January  1, 2002. (15)
          Power of  Attorney, dated August 1, 2002. (1)

          Power of Attorney, dated September 18, 2002. (17)

-----------------------------
(1) Incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed with the SEC via EDGAR on August 1, 2002.
(2) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on July 28, 1995.
(3) Incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the SEC via EDGAR on August 28, 1995.
(4) Incorporated by reference to MFS Series Trust I (File Nos. 33-7638 and 811-4777) Post-Effective Amendment No. 25 filed with the SEC via EDGAR on August 26, 1996.
(5) Incorporated by reference to Massachusetts Investors Growth Stock Fund (File Nos. 2-14677 and 811-859) Post-Effective Amendment No. 64 filed with the SEC via EDGAR on October 29, 1997.
(6) Incorporated by reference to MFS Series Trust III (File Nos. 2-60491 and 811-2794) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on March 31, 1999.

(7) Incorporated by reference to Registrant's Post-Effective Amendment No. 38 filed with the SEC via EDGAR on June 29, 1999.
(8) Incorporated by reference to MFS Growth Opportunities Fund (File Nos. 2-36431 and 811-2032) Post-Effective Amendment No. 39 filed with the SEC via EDGAR on February 26, 1999.
(9) Incorporated by reference to MFS Government Limited Maturity Fund (File Nos. 2-96738 and 811-4253) Post-Effective Amendment No. 21 filed with the SEC via EDGAR on April 28, 2000.
(10) Incorporated by reference to Registrant's Post-Effective Amendment No. 40 filed with the SEC via EDGAR on August 28, 2000.
(11) Incorporated by reference to MFS Growth Opportunities Fund (File Nos. 2-36431 and 811-2032) Post-Effective Amendment No. 41 filed with the SEC via EDGAR on April 30, 2001.
(12) Incorporated by reference to MFS Series Trust III (File Nos. 2-60491 and 811-2794) Post-Effective Amendment No. 31 filed with the SEC via EDGAR on May 31, 2002.
(13) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 34 filed with the SEC via EDGAR on July 30, 2001.
(14) Incorporated by reference to MFS Series Trust V (File Nos. 2-38613 and 811-2031) Post-Effect Amendment No. 51 as filed with the SEC via EDGAR on January 28, 2002.
(15) Incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the SEC via EDGAR on July 30, 2002.

(16) Incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the SEC via EDGAR on August 28, 2002.
(17) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 41 filed with the SEC via EDGAR on September 27, 2002.


Item 24.  Persons Controlled by or under Common Control with Registrant

          Not applicable.

Item 25.  Indemnification

          The Trustees and officers of the Trust and the personnel of the Trust's investment adviser and principal underwriter are insured under an errors and omissions liability insurance policy. The Trust and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

          Reference is hereby made to (a) Article V of the Trust's Amended and Restated Declaration of Trust, dated January 1, 2002, incorporated by reference to Post-effective Amendment No. 43, filed with the Securities and Exchange Commission via EDGAR on July 30, 2002 and (b) Section 4 of the Distribution Agreement between the Trust and MFS Fund Distributors, Inc., incorporated by reference to the Registrant's Post-Effective Amendment No. 32 filed with the SEC via EDGAR on August 28, 1995.

          The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser and principal underwriter are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 26.  Business and Other Connections of Investment Adviser


          MFS serves as investment adviser to the following open-end Funds comprising the MFS Family of Funds (except the Vertex Funds mentioned below):
Massachusetts Investors Trust; Massachusetts Investors Growth Stock Fund; MFS Growth Opportunities Fund; MFS Government Securities Fund; MFS Government Limited Maturity Fund; MFS Series Trust I (which has 12 series: MFS Managed Sectors Fund, MFS Cash Reserve Fund, MFS Global Asset Allocation Fund, MFS Strategic Growth Fund, MFS Research Growth and Income Fund, MFS Core Growth Fund, MFS Value Fund, MFS New Discovery Fund, MFS Technology Fund, MFS Research International Fund, MFS Global Telecommunications Fund and MFS Japan Equity
Fund); MFS Series Trust II (which has two series: MFS Emerging Growth Fund and MFS Large Cap Growth Fund); MFS Series Trust III (which has three series: MFS High Income Fund, MFS Municipal High Income Fund and MFS High Yield Opportunities Fund); MFS Series Trust IV (which has four series: MFS Money Market Fund, MFS Government Money Market Fund, MFS Municipal Bond Fund and MFS Mid Cap Growth Fund); MFS Series Trust V (which has five series: MFS Total Return Fund, MFS Research Fund, MFS International New Discovery Fund, MFS International Strategic Growth Fund and MFS International Value Fund); MFS
Series Trust VI (which has three series: MFS Global Total Return Fund, MFS Utilities Fund and MFS Global Equity Fund); MFS Series Trust VII (which has one series: MFS Capital Opportunities Fund); MFS Series Trust VIII (which has three series: MFS Strategic Income Fund, MFS Global Growth Fund and MFS Tax Managed Equity Fund); MFS Series Trust IX (which has eight series: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund, MFS Research Bond Fund J, MFS Intermediate Investment Grade Bond Fund, MFS Emerging Opportunities Fund and MFS Large Cap Value Fund; MFS Series Trust X (which has 17 series: MFS Government Mortgage Fund, MFS Emerging Markets Equity Fund, MFS International Growth Fund, MFS International Investors Trust, MFS Strategic Value Fund, MFS Emerging Markets Debt Fund, MFS European Equity Fund, MFS New Endeavor Fund, MFS Fundamental Growth Fund, MFS Gemini U.K. Fund, MFS International ADR Fund, MFS Global Conservative Equity Fund, MFS International Core Equity Fund, MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund and MFS Aggressive Growth Allocation Fund); MFS Series Trust XI (which has three series: MFS Union Standard Equity Fund, Vertex International Fund and MFS Mid Cap Value Fund); and MFS Municipal Series Trust (which has 16 series: MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS West Virginia Municipal Bond Fund and MFS Municipal Income Fund

(the "MFS Funds"). The principal business address of each of the MFS Funds is 500 Boylston Street, Boston, Massachusetts 02116.

          MFS also serves as investment adviser of the following open-end Funds:
MFS Institutional Trust ("MFSIT") (which has 10 series) and MFS Variable Insurance Trust ("MVI") (which has 15 series). The principal business address of each of the aforementioned funds is 500 Boylston Street, Boston, Massachusetts 02116.

          In addition, MFS serves as investment adviser to the following closed-end funds: MFS Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust and MFS Special Value Trust (the "MFS Closed-End Funds"). The principal business address of each of the MFS Closed-End Funds is 500 Boylston Street, Boston, Massachusetts 02116.

          Lastly, MFS serves as investment adviser to MFS/Sun Life Series Trust ("MFS/SL") (which has 31 series), Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities
Variable Account, Global Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account (collectively, the "Accounts"). The principal business address of MFS/SL is 500 Boylston Street, Boston,
Massachusetts   02116.   The   principal   business   address  of  each  of  the
aforementioned Accounts is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.

          The Directors of MFS are John W. Ballen, Kevin R. Parke, Joseph W. Dello Russo, William W. Scott, Martin E. Beaulieu, Robert J. Manning, Richard D. Schmalensee, Donald A. Stewart, C. James Prieur, William W. Stinson and James C. Baillie. Jeffrey L. Shames is the Chairman, Mr. Ballen is Chief Executive Officer, Mr. Parke is President and Chief Investment Officer, Mr. William Scott is Vice Chairman, Mr. Dello Russo is Executive Vice President and Chief Administrative Officer, Mr. Beaulieu is the Director of Global Distribution, Stephen E. Cavan is a Senior Vice President, General Counsel and Secretary of MFS, Robert T. Burns is a Senior Vice President, Associate General Counsel and an Assistant Secretary of MFS, Thomas B. Hastings is a Senior Vice President and Treasurer of MFS, Joseph Lynch is the Assistant Treasurer of MFS and Robert Whelan is a Senior Vice President, Chief Financial Officer and Corporate Controller of MFS.

          Massachusetts Investors Trust
          Massachusetts Investors Growth Stock Fund
          MFS Growth Opportunities Fund
          MFS Government Securities Fund
          MFS Government Limited Maturity Fund
          MFS Series Trust I
          MFS Series Trust II
          MFS Series Trust III
          MFS Series Trust IV
          MFS Series Trust V
          MFS Series Trust VI
          MFS Series Trust VII
          MFS Series Trust VIII
          MFS Series Trust IX
          MFS Series Trust X
          MFS Series Trust XI
          MFS Municipal Series Trust
          MFS Variable Insurance Trust
          MFS Institutional Trust
          MFS Municipal Income Trust
          MFS Multimarket Income Trust
          MFS Government Markets Income Trust
          MFS Intermediate Income Trust
          MFS Charter Income Trust
          MFS Special Value Trust

          Jeffrey L. Shames is Chairman, John W. Ballen is President, Stephen E. Cavan is the Secretary and Clerk, Richard M. Hisey, a Senior Vice President of MFS, is Treasurer, James O. Yost, Ellen M. Moynihan and Robert R. Flaherty, Vice Presidents of MFS, are the Assistant Treasurers, James R. Bordewick, Jr., Senior Vice President and Associate General Counsel of MFS, is the Assistant Secretary and Assistant Clerk.

          MFS/Sun Life Series Trust

          C. James Prieur, President and Director of Sun Life Assurance Company of Canada, is the President, Stephen E. Cavan is the Secretary and Clerk, Richard M. Hisey is the Treasurer, James O. Yost, Ellen M. Moynihan and Robert
R. Flaherty are the Assistant Treasurers, James R. Bordewick, Jr., is the Assistant Secretary and Assistant Clerk.

          Money Market Variable Account
          High Yield Variable Account
          Capital Appreciation Variable Account
          Government Securities Variable Account
          Total Return Variable Account
          Global Governments Variable Account
          Managed Sectors Variable Account

          C. James Prieur is the Chairman, President and Member of the Board of Managers, Stephen E. Cavan is the Secretary, Richard M. Hisey is Treasurer, Jim Yost, Ellen M. Moynihan and Robert R. Flaherty are the Assistant Treasurers and James R. Bordewick, Jr., is the Assistant Secretary.

          MIL Funds
          MFS Meridian Funds

          Jeffrey L. Shames is Chairman, John A. Brindle, Richard W. S. Baker and William F. Waters are Directors, Stephen E. Cavan is the Secretary, Richard
M. Hisey is Treasurer, James O. Yost, Ellen M. Moynihan and Robert R. Flaherty are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

          Vertex Investment Management, Inc., a Delaware corporation and a wholly owned subsidiary of MFS, whose principal business address is 500 Boylston Street, Boston, Massachusetts 02116 ("Vertex"), serves as investment adviser to Vertex Contrarian Fund and Vertex International Fund, each a series of MFS Series Trust XI. The principal business address of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

          Jeffrey L. Shames and Kevin R. Parke are Directors. Mr. Shames is also the President. John W. Ballen is Executive Vice President and Chief Investment Officer, John D. Laupheimer is a Senior Vice President, Robert Whelan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

          MFS International Ltd. ("MIL Bermuda"), a limited liability company organized under the laws of Bermuda and a subsidiary of MFS, whose principal business address is Cedar House, 41 Cedar Avenue, Hamilton HM12 Bermuda, serves as investment adviser to and distributor for MFS American Funds, known as the MFS Funds, SICAV after January 1999 (which has 12 portfolios): U.S. Equity Fund, U.S. Emerging Growth Fund, U.S. High Yield Bond Fund, U.S. Dollar Reserve Fund, U.S. Research Fund, U.S. Strategic Growth Fund, Global Equity Fund, European Equity Fund, European Bond Fund, European High Yield Bond Fund, Value Fund and European Smaller Companies Fund) (the "MIL Funds"). The MIL Funds are organized in Luxembourg and qualify as an undertaking for collective investments in transferable securities (UCITS). The principal business address of the MIL Funds is 47, Boulevard Royal, L-2449 Luxembourg. MIL also serves as investment adviser to and distributor for MFS Meridian U.S. Government Bond Fund, MFS Meridian Charter Income Fund, MFS Meridian Global Governments Fund, MFS Meridian U.S. Emerging Growth Fund, MFS Meridian Global Equity Fund, MFS Meridian Limited Maturity Fund, MFS Meridian Global Growth Fund, MFS Meridian Money Market Fund, MFS Meridian Global Balanced Fund, MFS Meridian U.S. Equity Fund, MFS Meridian Research Fund, MFS Meridian U.S. High Yield Fund, MFS Meridian Emerging Markets Debt Fund, MFS Meridian Strategic Growth Fund and MFS Meridian Global Asset Allocation Fund, MFS Meridian Value Fund, MFS Meridian Research International Fund and MFS Meridian Research Bond Fund (collectively the "MFS Meridian Funds"). Each of the MFS Meridian Funds is organized as an exempt company under the laws of the Cayman Islands. The principal business address of each of the MFS Meridian Funds is P.O. Box 309, Grand Cayman, Cayman Islands, British West Indies.

          Jeffrey L. Shames is a Director, Peter Laird is a Director and President, Steven E. Cavan is a Director, Senior Vice President and Secretary, Peter Bubenzner is a Director, Judith Collis is a Director, Robert Whelan is the Treasurer, Robert T. Burns is the Assistant Secretary and Thomas B. Hastings is the Assistant Treasurer.

          MFS International (U.K.) Ltd. ("MIL-UK"), a private limited company registered with the Registrar of Companies for England and Wales whose current address is Eversheds, Senator House, 85 Queen Victoria Street, London, England EC4V 4JL, is involved primarily in marketing and investment research activities with respect to private clients and the MIL Funds and the MFS Meridian Funds.

          Jeffrey L. Shames, John W. Ballen, Peter D. Laird and Stephen E Cavan are the Directors. Mr. Laird is the President, Mr. Cavan is the Secretary, Robert Whelan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

          MFS International S.C. LTDA ("MIL Brazil"), a private commercial limited liability quota company organized under the laws of Brazil whose current address is Al Campinas, 1070, 7 andar, Sala 15, Sao Paulo, Sao Paulo, Brazil, is primarily involved in providing market development services to increment the use of MFS products and services in Brazil as well as being a distributor of the MFS Meridian Funds.

          Jeffrey L. Shames, Stephen E. Cavan and Peter D. Laird are Advisory Board Members. Mr. Shames is also the President.

          MFS Institutional Advisors (Australia) Ltd. ("MFSI-Australia"), a private limited company organized under the Corporations Law of New South Wales, Australia whose current address is Level 27, Australia Square, 264 George Street, Sydney,

NSW2000,   Australia,   is  involved  primarily  in  investment  management  and
distribution of Australian superannuation unit trusts and acts as an investment adviser to institutional accounts.

          Graham E. Lenzner is the Chairman, Loretta Lenzner, Joe Trainer and Sheldon Rivers are Directors, Stephen E. Cavan is the Secretary, Robert Whelan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

          MFS Fund Distributors, Inc. ("MFD"), a wholly owned subsidiary of MFS, serves as distributor for the MFS Funds, MVI and MFSIT.

          Jeffrey L. Shames is the Chairman, James V. Fitzgerald is the President and Director, Martin E. Beaulieu is a Director, Robert Leo is the Vice Chairman and Executive Vice President, Stephen E. Cavan is the Secretary, Robert
T. Burns is the Assistant Secretary, Michael J. Londergan is the Treasurer and Thomas B. Hastings is the Assistant Treasurer.

          MFS Service Center, Inc. ("MFSC"), a wholly owned subsidiary of MFS, serves as shareholder servicing agent to the MFS Funds, the MFS Closed-End Funds, MFSIT and MVI.

          Jeffrey L. Shames is the Chairman. Joseph W. Dello Russo and Janet A. Clifford are Directors. Ms. Clifford is also the President, Robert Whelan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

          MFS Institutional Advisors, Inc. ("MFSI"), a wholly owned subsidiary of MFS, provides investment advice to substantial private clients.

          Joseph J. Trainor, Jeffrey L. Shames and John W. Ballen are Directors. Mr. Trainor is also the President, Kevin R. Parke is an Executive Vice President and Managing Director, Lisa M. Jones is an Executive Vice President and Managing Director of Institutional Sales, Robert Whelan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Secretary.

          MFS Retirement Services, Inc. ("RSI"), a wholly owned subsidiary of MFS, markets MFS products to retirement plans and provides administrative and record keeping services for retirement plans.

          Jeffrey L. Shames is the Chairman, Martin E. Beaulieu is the Director, Carol W. Geremia is the President, Robert Whelan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

          MFS Investment Management K.K. ("MIMKK"), a wholly owned subsidiary of MFS, is a corporation incorporated in Japan. MIMKK, whose address is Kamiyacho-Mori Building, 3-20, Tranomon 4-chome, Minato-ku, Tokyo, Japan, is involved in investment management activities.

          Jeffrey L. Shames is a Director, Ira S. Krolick is a Director and Chief Operating Officer, Peter Laird is a Director and Takafumi Ishii is a Director and Representative Director.

          MFS Heritage Trust Company ("MFS Trust"), a New Hampshire-chartered limited-purpose trust company whose current address is 650 Elm Street, Suite 404, Manchester, NH 03101, provides directed trustee services to retirement plans.

          Stephen E. Cavan, Joseph W. Dello Russo, Janet A. Clifford, Martin E. Beaulieu, Carol W. Geremia, Joseph A. Kosciuszek are Directors. Mr. Cavan is the President, Robert Whelan is the Treasurer and Robert T. Burns is the Clerk.

          MFS Original Research Partners, LLC, a Delaware limited liability company and a wholly owned subsidiary of MFS whose address is 500 Boylston Street, Boston, Massachusetts 02116, is an adviser to domestic pooled private investment vehicles.

          Jeffrey L. Shames, John W. Ballen, Kevin R. Parke and Joseph J. Trainor are Directors. Mr. Trainor is the President, Robert Whelan is the Treasurer, Stephen E. Cavan is the Secretary, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

          MFS Original Research Advisors, LLC, a Delaware limited liability company and a wholly owned subsidiary of MFS whose address is 500 Boylston Street, Boston, Massachusetts 02116, is an adviser to offshore pooled private investment vehicles.

          Jeffrey L. Shames, John W. Ballen, Kevin R. Parke and Joseph J. Trainor are Directors. Mr. Trainor is the President, Robert Whelan is the Treasurer, Stephen E. Cavan is the Secretary, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

          MFS Japan Holdings, LLC, a private limited liability company organized under the laws of Delaware whose address is 500 Boylston Street, Boston, MA 02116, is primarily a holding company and is 50% owned by Massachusetts Financial Services Company and 50% owned by Sun Life Financial (Japan), Inc.

          Jeffrey L. Shames, Douglas C. Henck, Peter D. Laird and Donald A. Stewart are Directors.

          Sun Life of Canada (U.S.) Financial Services Holdings, Inc., a company incorporated under the laws of Delaware whose address is 500 Boylston Street, Boston, Massachusetts 02116, is the direct parent company of Massachusetts Financial Services Company.

          John W. Ballen, Kevin R. Parke, Joseph W. Dello Russo, Jeffrey L. Shames, Eric G. Burns, Donald A. Stewart and C. James Prieur are Directors. Mr. Ballen is the Chairman and Mr. Parke is the Chief Executive Officer & President, Robert Whelan is the Treasurer, Joseph Lynch is the Assistant Treasurer, Robert
T. Burns is Secretary and Mitchell C. Freestone is the Assistant Secretary.

          MFS Investment Management (LUX) S.A., a joint stock company organized under the laws of Luxembourg whose registered office is 49, Avenue J.F. Kennedy, L-1855, Kirchberg, Luxembourg, is the management company of the MFS Investment Funds, which has 2 portfolios: MFS Funds-Global Equity Ex-Japan Fund and MFS Funds-Bond Fund.

          Jeffrey L. Shames, John W. Ballen and Kevin R. Parke are Directors.

          New  England   Streaming  Media,  LLC,  a  limited  liability  company
organized under the laws of Delaware whose address is 500 Boylston Street, Boston, Massachusetts 02116, is primarily involved in internet technology.

          Jeffrey L. Shames, John W. Ballen, Joseph W. Dello Russo, Robert Whelan, Jeremiah Potts are Directors. Mr. Potts is the Chief Executive Officer.

          In addition, the following persons, Directors or officers of MFS, have the affiliations indicated:

          Donald A. Stewart     Chairman, Sun Life Assurance Company of Canada,
                                Sun Life Centre, 150 King Street West, Toronto,
                                Ontario, Canada (Mr. Stewart is also an officer and/or Director of various subsidiaries and affiliates of Sun Life)

          C. James Prieur       President and a Director, Sun Life Assurance
                                Company of Canada, Sun Life Centre, 150 King
                                Street West, Toronto, Ontario, Canada (Mr.
                                Prieur is also an
                                officer and/or Director of various subsidiaries and affiliates of Sun Life)

          William W. Stinson    Director, Sun Life Assurance Company of Canada,
                                Sun Life Centre, 150 King Street West,  Toronto,
                                Ontario, Canada; Director, United Dominion
                                Industries Limited, Charlotte, N.C.; Director,
                                PanCanadian Petroleum Limited, Calgary, Alberta;
                                Director, LWT Services, Inc., Calgary Alberta;
                                Director, Western Star Trucks, Inc., Kelowna,
                                British Columbia; Director, Westshore
                                Terminals Income Fund, Vancouver, British
                                Columbia; Director (until 4/99), Canadian
                                Pacific Ltd., Calgary, Alberta

          James C. Baillie      Counsel, Torys, Ontario, Canada; Chair,
                                Independent Electricity Market Operator,
                                Ontario, Canada; Chair, Corel Corporation,
                                Ontario, Canada; Director, Sun Life Financial,
                                Ontario Canada; Director, FPI Ltd.,
                                Newfoundland, Canada


Item 27.  Distributors

          (a)  Reference is hereby made to Item 26 above.

          (b) Reference is hereby made to Item 26 above; the principal business address of each of these persons is 500 Boylston Street, Boston, Massachusetts 02116.

          (c)  Not Applicable.

Item 28.  Location of Accounts and Records

          The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

                                  NAME ADDRESS

          Massachusetts Financial Services      500 Boylston Street
           Company (investment adviser)         Boston, MA  02116

          MFS Fund Distributors, Inc.           500 Boylston Street
           (principal underwriter)              Boston, MA  02116

          State Street Bank and                 State Street South
           Trust Company (custodian)            5 - West
                                                North Quincy, MA  02171

          MFS Service Center, Inc.              2 Avenue de Lafayette
           (transfer agent)                     Boston, MA  02111-1738

Item 29.  Management Services

          Not applicable.

Item 30.  Undertakings

          Not applicable.

                                   SIGNATURES


          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 15th day of October, 2002.

                                  MFS(R) SERIES TRUST IX


                                  By:    JAMES R. BORDEWICK, JR.
                                         -------------------------
                                  Name:  James R. Bordewick, Jr.
                                  Title: Assistant Clerk and Assistant Secretary


          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on October 15, 2002.

             SIGNATURE                             TITLE


JEFFREY L. SHAMES*                Chairman and Trustee
-----------------------------
Jeffrey L. Shames


RICHARD M. HISEY*                 Principal Financial Officer and Accounting
-----------------------------      Officer
Richard M. Hisey


JOHN W. BALLEN*                   President (Principal Executive Officer) and
-----------------------------      Trustee
John W. Ballen


LAWRENCE H. COHN*                 Trustee
-----------------------------
Lawrence H. Cohn


SIR J. DAVID GIBBONS*             Trustee
-----------------------------
Sir J. David Gibbons


WILLIAM R. GUTOW*                 Trustee
-----------------------------
William R. Gutow


J. ATWOOD IVES*                   Trustee
-----------------------------
J. Atwood Ives

ABBY M. O'NEILL*                  Trustee
-----------------------------
Abby M. O'Neill


KEVIN R. PARKE*                   Trustee
-----------------------------
Kevin R. Parke


LAWRENCE T. PERERA*               Trustee
-----------------------------
Lawrence T. Perera, Esq.


WILLIAM J. POORVU*                Trustee
-----------------------------
William J. Poorvu


J. DALE SHERRATT*                 Trustee
-----------------------------
J. Dale Sherratt


ELAINE R. SMITH*                  Trustee
-----------------------------
Elaine R. Smith


WARD SMITH*                       Trustee
-----------------------------
Ward Smith

                                  *By:      JAMES R. BORDEWICK, JR.
                                           ----------------------------------
                                   Name:     James R. Bordewick, Jr.
                                               as Attorney-in-fact

                                  Executed by James R. Bordewick, Jr. on behalf of those indicated pursuant to a Power of Attorney dated January 1, 2002, incorporated by reference to the Registrant's Post-Effective Amendment No. 43 filed with the SEC via EDGAR on July 30, 2002, a Power of Attorney dated August 1, 2002, incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed with the SEC via EDGAR on August 1, 2002, and a Power of Attorney dated September 18, 2002, incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 41 filed with the SEC via EDGAR on September 27, 2002.

                                INDEX TO EXHIBITS


EXHIBIT NO.                     DESCRIPTION OF EXHIBIT

     1    (d) Amendment,  dated  September 19, 2002, to the
                Amended and Restated Declaration of Trust to establish MFS Research Bond Fund J as a new series.

          (e) Form of Amendment to the Amended and Restated
                Declaration of Trust - Designation of New Class
                R Shares.

     2        Amended and Restated By-Laws, dated January 1, 2002,
                as revised September 18, 2002.

     4    (b) Form of  Exhibits as revised  October  17, 2002 to
                the  Investment Advisory Agreement dated
                January 1, 2002.

     7    (c) Exhibit A,  revised  September  30,  2002 to the
                Master Custodian Contract and the Global Custody
                Agreement.

          (d) Amendment No. 1, dated September 30, 2002, to the Custodian Agreement between Registrant and State Street Bank and Trust Company.

     9    (b) Legal Opinion Consent, dated October 15, 2002.

     13       Form of Master  Distribution  Plan  pursuant  to
                Rule 12b-1  under the Investment Company Act of
                1940, effective January 1, 1997, as amended and restated October 16, 2002.

     15       Form of Plan pursuant to Rule 18f-3(d)  under the
                Investment Company Act of 1940, as amended and restated October 16, 2002.